S000019845 [Member] Expense Example - Columbia Variable Portfolio - Select Large Cap Value Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Select Large Cap Value Fund Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Columbia Variable Portfolio - Select Large Cap Value Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Columbia Variable Portfolio - Select Large Cap Value Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155